Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Schedule of accrued interest and principal balances of the notes issued to related parties

	As of September 30, 2024			As of December 31, 2023
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$2,783,599	$6,831,987	$9,615,586	$1,904,740	$6,831,987	$8,736,727
NACS, LLC	23,977,923	11,493,949	35,471,872	20,939,396	11,493,949	32,433,345
Assumed notes	10,646,083	3,770,119	14,416,202	9,385,014	3,770,119	13,155,133
Total	$37,407,605	$22,096,055	$59,503,660	$32,229,150	$22,096,055	$54,325,205

	As of December 31, 2023			As of December 31, 2022
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$1,904,740	$6,831,987	$8,736,727	$860,133	$6,586,987	$7,447,120
NACS, LLC	20,939,396	11,493,949	32,433,345	17,288,998	11,493,949	28,782,947
Assumed notes	9,385,014	3,770,119	13,155,133	7,874,215	3,770,119	11,644,334
Total	$32,229,150	$22,096,055	$54,325,205	$26,023,346	$21,851,055	$47,874,401